PEAK TrENDS TRUST





Semiannual Report
June 30, 2000







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

Peak TrENDS Trust
Summary Information


Each of the Trust Enhanced Dividend Securities ("TrENDS") of the Peak TrENDS Trust represents the right to receive an annual distribution of $1.418, and will be exchanged on May 15, 2001 for between 0.8696 and 1.0 ordinary share, $0.01 par value per share ("Common Stock") of Peak International Limited (the "Company"). The annual distribution of $1.418 per TrENDS is payable quarterly on each February 15, May 15, August 15 and November 15, commencing August 15, 1998 and ending May 15, 2001. The TrENDS are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through May 15, 2001, and a forward purchase contract for Common Stock of the Company (the "Contract") with Luckygold 18A Limited, a company incorporated in the British Virgin Islands, which is a shareholder of the Company (the "Seller"). Mr. T. L. Li, the sole shareholder of the Seller has guaranteed the delivery of the shares of Common Stock covered by the Contract and the maintenance of collateral for the Seller's obligations under the Contract. The trustees of the Trust do not have the power to vary the investments held by the Trust.

The Trust's investment objective is to provide each holder of TrENDS with a quarterly distribution of $0.354 per TrENDS and, on May 15, 2001 (the "Exchange Date"), a number of shares of Common Stock per TrENDS computed as follows: (1) if the average daily closing or last sale price of the Common Stock in the Nasdaq National Market for the 20 trading days immediately preceding the Exchange Date (the "Reference Market Price") is less than $18.1125 but equal to or greater than $15.75, the holder will be entitled to receive a number of shares of Common Stock per TrENDS the value of which, when multiplied by the Reference Market Price, is equal to $15.75; (2) if the Reference Market Price per TrENDS on the Exchange Date is equal to or greater than $18.1125, the holder will be entitled to receive 0.8696 shares of Common Stock per TrENDS; and (3) if the Reference Market Price per TrENDS on the Exchange Date is less than $15.75, the holder will be entitled to receive 1.0 share of Common Stock per TrENDS. The exchange ratios are subject in each case to adjustment upon the occurrence of certain events. Holders will receive a cash adjustment in lieu of any fractional share of Common Stock distributable in respect of their aggregate holdings of TrENDS. Under the Contract, instead of delivering shares of Common Stock, the Seller may elect, not later than 20 trading days prior to the Exchange Date, to pay cash in an amount per TrENDS equal to the Reference Market Price multiplied by the number of shares of Common Stock determined under the above formula. If the Seller should make that election, holders of TrENDS will receive cash instead of shares of Common Stock on the Exchange Date.

                                PEAK Trends Trust


                                Financial Report


                                  JUNE 30, 2000


                                   (Unaudited)

                                    CONTENTS


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statement of net assets                                                 3

     Schedule of investments                                                 4

     Statement of operations                                                 5

     Statements of changes in net assets                                     6

     Notes to financial statements                                         7-9

     Financial highlights                                                   10


--------------------------------------------------------------------------------

PEAK TRENDS TRUST

STATEMENT OF NET ASSETS
June 30, 2000
(Unaudited)

---------------------------------------------------------------------------------------------------
ASSETS

     Investments, at value (amortized cost $67,504,303) (Notes 2, 4, and 8)           $  37,072,450

     Cash                                                                                    11,500
                                                                                      -------------
               Total Assets                                                           $  37,083,950
                                                                                      =============


               Net Assets                                                             $  37,083,950
                                                                                      =============


COMPOSITION OF NET ASSETS
     Trust Enhanced Dividend Securities ("TrENDS") no par value;
       5,300,000 shares issued and outstanding (Note 9)                               $  66,736,740
     Net unrealized  depreciation of investments                                        (30,431,853)
     Undistributed net investment income                                                    779,063
                                                                                      -------------
               Net Assets                                                             $  37,083,950
                                                                                      =============

               Net Asset Value per TrENDS                                             $        7.00
                                                                                      =============




See Notes to Financial Statements.

PEAK TRENDS TRUST

SCHEDULE OF INVESTMENTS
June 30, 2000
(Unaudited)
                                                Par        Maturity          Market         Amortized
Securities Description                         Value         Date             Value            Cost
-----------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips             $  1,879,000     08/15/00     $  1,866,317     $  1,866,201
United States Treasury Strips                1,878,000     11/15/00        1,835,839        1,839,965
United States Treasury Strips                1,878,000     02/15/01        1,807,143        1,814,888
United States Treasury Strips                1,878,000     05/15/01        1,777,151        1,790,787
                                          ------------                  ------------     ------------
                                          $  7,513,000                     7,286,450        7,311,841
                                          ============

FORWARD PURCHASE CONTRACT:
Peak International Limited
  Common Stock
    Forward Purchase Agreement                             05/15/01       29,786,000       60,192,462
                                                                        ------------     ------------
              Total                                                     $ 37,072,450     $ 67,504,303
                                                                        ============     ============







See Notes to Financial Statements.

PEAK TRENDS TRUST

STATEMENTS OF OPERATIONS
For the six months  ended  June 30, 2000
(Unaudited)

-------------------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                      $     245,462


EXPENSES:
     Administrative fees and expenses                               $     18,993
     Legal fees                                                            2,532
     Accounting fees                                                      10,130
     Printing and mailing expense                                          7,260
     Trustees' fees (Note 5)                                               6,078
     Other expense                                                         2,532
                                                                    ------------
               Total fees and expenses                                    47,525

EXPENSE REIMBURSEMENT (Note 7)                                           (47,525)
                                                                    ------------

               Total expenses - Net                                                                 -o-
                                                                                          -------------

               Net Investment Income                                                            245,462

               Net change in unrealized depreciation
                 of investments                                                              (5,130,331)
                                                                                          -------------

               Net decrease in net assets resulting from operations                       $  (4,884,869)
                                                                                          =============







See Notes to Financial Statements.

PEAK TRENDS TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 and the year ended December 31, 1999

                                                                     Six Months
                                                                   Ended June 30,
                                                                        2000               Year Ended
                                                                    (Unaudited)        December 31, 1999
--------------------------------------------------------------------------------------------------------

OPERATIONS

     Net investment income                                        $     245,462          $     770,053
     Unrealized (depreciation) appreciation of investments           (5,130,331)             1,415,347
                                                                  -------------          -------------
               Net  (decrease) increase in net assets
                 from operations                                     (4,884,869)             2,185,400
                                                                  -------------          -------------

DISTRIBUTIONS
     Net investment income                                             (354,022)              (423,520)
     Return of capital                                               (3,398,378)            (7,081,280)
                                                                  -------------          -------------
               Net decrease in net assets from distributions
                 distributions                                       (3,752,400)            (7,504,800)
                                                                  -------------          -------------

               Total decrease in net
                 assets for the period                               (8,637,269)            (5,319,400)

               Net assets, beginning of period                       45,721,219             51,040,619
                                                                  -------------          -------------

               Net assets, end of period                          $  37,083,950          $  45,721,219
                                                                  =============          =============





See Notes to Financial Statements.

PEAK TRENDS TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Peak TrENDS Trust ("Trust") was established on March 24, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In June 1998, the Trust sold Trust Enhanced Dividend Securities ("TrENDS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for common stock of Peak International Limited ("PEAK"), a Bermuda corporation, from a shareholder of PEAK (the "Seller"). The stock is deliverable pursuant to the contract on May 15, 2001 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments
   ------------------------

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis using the effective interest method. The forward purchase contract is valued at a bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

   Investment Transactions
   -----------------------

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PEAK TRENDS TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited)
--------------------------------------------------------------------------------

NOTE 3. DISTRIBUTIONS

TrENDS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.418 per annum or $.354 per quarter (except for the first distribution on August 15, 1998 which was $.284).

NOTE 4. PURCHASES AND SALES OF INVESTMENT

Maturities of U.S. Treasury Strips for the six months ended June 30, 2000 totaled $3,756,000. Maturities for the year ended December 31, 1999 totaled $7,513,000. There was no sale or purchase of such investments during either period. Purchase of the forward purchase contract during the period ended December 31, 1998 totaled $60,192,462.

NOTE 5. TRUSTEES FEES

Each of the three Trustees was paid a one-time, up front fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of June 30, 2000, the Trust had expensed $25,347 of such fees.

NOTE 6. INCOME TAXES

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 2000 net unrealized depreciation of investments based on amortized cost for Federal income tax purposes, aggregated $30,431,853, consisting of gross unrealized appreciation of $116 and gross unrealized depreciation of $30,431,969. The amortized cost of investment securities for Federal income tax purposes was $67,504,303 at June 30, 2000.

NOTE 7. EXPENSES

The estimated expenses to be incurred by the Trust in connection with the offering of the TrENDS and its ongoing operations is $734,500. Of this amount, $453,000 represents offering expenses ($433,000) and organizational expenses ($20,000) incurred by the Trust. The organizational expenses are being paid directly by the sponsor of the Trust and the offering expenses are being paid directly by the Seller. The remaining amount of $281,500 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the Seller.

Cash received by the Administrator from the sponsor of the Trust of $281,500 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 2000, $239,747 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

PEAK TRENDS TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited)
--------------------------------------------------------------------------------

NOTE 8. FORWARD PURCHASE CONTRACT

On June 3, 1998, the Trust entered into a forward purchase contract with the Seller and paid to the Seller $60,192,462 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of PEAK common stock on May 15, 2001 (the "Exchange Date") so as to permit the holders of the TrENDS to exchange on the Exchange Date each of their TrENDS for between .8696 and 1.00 share of PEAK common stock. See the Trust's original prospectus dated May 29, 1998 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 2000 is as follows:

                                       Exchange           Cost of            Contract           Unrealized
                                         Date            Contract              Value           Depreciation
                                         ----            --------              -----           ------------

Peak International  Limited
  Common Stock
  Forward Purchase Agreement           05/15/01       $  60,192,462       $  29,786,000       $  30,406,462
                                                      =============       =============       =============

The Seller's obligations under the forward purchase contract are collateralized by shares of PEAK common stock which are being held in the custody of the Trust's custodian, The Bank of New York. At June 30, 2000, the custodian held 5,300,000 shares with an aggregate value of $37,100,000.

NOTE 9.  CAPITAL SHARE TRANSACTIONS

On May 21, 1998 one TrENDS was sold to the underwriters of the TrENDS for $100. As a result of a stock split effected immediately prior to the public offering of the TrENDS, this TrENDS was converted into 6 TrENDS. During the offering period, the Trust sold 5,299,994 TrENDS to the public and received net proceeds of 80,537,656 ($83,474,906 less sales commission of $2,504,250 and offering expenses of $433,000). As of June 30, 2000, there were 5,300,000 TrENDS issued and outstanding with an aggregate cost, net of sales commission and offering expenses, and return of capital, of $66,736,740.

                                     *****

PEAK TRENDS TRUST

FINANCIAL HIGHLIGHTS
(unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                    Year             June 3, 1998
                                                             Six Months            Ended            (Commencement
                                                                Ended           December 31,      of Operations) to
                                                            June 30, 2000           1999          December 31, 1998
                                                            -------------           ----          -----------------

PER SHARE OPERATING PERFORMANCE FOR A TRENDS
OUTSTANDING THROUGHOUT THE PERIOD
Investment income                                            $     0.05          $     0.15          $     0.11
Expenses                                                           0.00                0.00                0.00
                                                             ----------          ----------          ----------
Investment income - net                                            0.05                0.15                0.11
Adjustments to capital (sales commissions)                         0.00                0.00               (0.47)
Adjustments to capital (offering expenses)                         0.00                0.00               (0.08)
Distribution of income                                            (0.07)              (0.08)              (0.01)
Return of capital                                                 (0.64)              (1.34)              (0.63)
Unrealized gain (loss) on investments                             (0.97)                .27               (5.04)
                                                             ----------          ----------          ----------
Net decrease in net asset value                                   (1.63)              (1.00)              (6.12)

Beginning net asset value                                          8.63                9.63               15.75
                                                             ----------          ----------          ----------
Ending net asset value                                       $     7.00          $     8.63          $     9.63
                                                             ==========          ==========          ==========
Ending market value                                          $     7.00          $     8.63          $     9.63
                                                             ==========          ==========          ==========

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                    (12.54)%              6.49 %            (35.12)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
   Before reimbursement (1)                                        0.23 %              0.21 %              0.13 %
   After reimbursement (1)                                         0.00 %              0.00 %              0.00 %
Ratio of net investments income to average net assets:
   Before reimbursement (1)                                        0.96 %              1.49 %              1.28 %
   After reimbursement (1)                                         1.19 %              1.70 %              1.41 %

Net assets, end of period (in thousands)                     $   37,084          $   45,721          $   51,041

     (1) Annualized